CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions	CNY (¥)	USD ($)	Issued capital [member] CNY (¥)	Cumulative translation reserve [member] CNY (¥)		Statutory and non-distributable reserves [member] CNY (¥)		Statutory and non-distributable reserves [member] CNOOC China Limited [member] CNY (¥)	Other reserves [member] CNY (¥)		Retained earnings [member] CNY (¥)		Retained earnings [member] CNOOC China Limited [member] CNY (¥)	Proposed final dividend [member] CNY (¥)		Total [member] CNY (¥)
Balance at beginning of year at Dec. 31, 2015			¥ 43,081,000,000	¥ (12,939,000,000)		¥ 20,000,000,000			¥ 5,132,000,000		¥ 321,370,000,000			¥ 9,397,000,000		¥ 386,041,000,000
Profit for the year	¥ 637,000,000		0	0		0			0		637,000,000			0		637,000,000
Other comprehensive income/(expense), net of income tax	9,846,000,000		0	10,422,000,000		0			(576,000,000)		0			0		9,846,000,000
Total comprehensive income/(expense)	10,483,000,000		0	10,422,000,000		0			(576,000,000)		637,000,000			0		10,483,000,000
Final dividend			0	0		0			0		(143,000,000)			(9,397,000,000)		(9,540,000,000)
Interim dividend			0	0		0			0		(4,613,000,000)			0		(4,613,000,000)
Proposed final dividend	(9,096,000,000)		0	0		0			0		(9,096,000,000)			9,096,000,000		0
Balance at end of year at Dec. 31, 2016	382,371,000,000		43,081,000,000	(2,517,000,000)	[1]	20,000,000,000	[1]		4,556,000,000	[1]	308,155,000,000	[1]		9,096,000,000	[1]	382,371,000,000
Profit for the year	24,677,000,000		0	0		0			0		24,677,000,000			0		24,677,000,000
Other comprehensive income/(expense), net of income tax	(10,573,000,000)		0	(10,121,000,000)		0			(452,000,000)		0			0		(10,573,000,000)
Total comprehensive income/(expense)	14,104,000,000		0	(10,121,000,000)		0			(452,000,000)		24,677,000,000			0		14,104,000,000
Final dividend			0	0		0			0		183,000,000			(9,096,000,000)		(8,913,000,000)
Interim dividend			0	0		0			0		(7,587,000,000)			0		(7,587,000,000)
Proposed final dividend	(10,830,000,000)		0	0		0			0		(10,830,000,000)			10,830,000,000		0
Appropriation to reserve			0	0		50,000,000,000	[2]	¥ 50,000,000,000	0		(50,000,000,000)	[2]	¥ (50,000,000,000)	0		0
Balance at end of year at Dec. 31, 2017	379,975,000,000		43,081,000,000	(12,638,000,000)	[1]	70,000,000,000	[1]		4,104,000,000	[1]	264,598,000,000	[1]		10,830,000,000	[1]	379,975,000,000
Reserves	336,894,000,000
Impact of adopting IFRS 15/HKFRS 15 | Increase (decrease) due to application of IFRS 15 [member]	(1,218,000,000)										(1,218,000,000)					(1,218,000,000)
Impact of adopting IFRS 15/HKFRS 15	(1,218,000,000)
Balance at end of year (Increase (decrease) due to application of IFRS 15 [member]) at Jan. 01, 2018	378,757,000,000		43,081,000,000	(12,638,000,000)		70,000,000,000			4,104,000,000		263,380,000,000			10,830,000,000		378,757,000,000
Balance at beginning of year at Dec. 31, 2017	379,975,000,000		43,081,000,000	(12,638,000,000)	[1]	70,000,000,000	[1]		4,104,000,000	[1]	264,598,000,000	[1]		10,830,000,000	[1]	379,975,000,000
Profit for the year | Increase (decrease) due to application of IFRS 15 [member]	(206,000,000)
Profit for the year	52,688,000,000	$ 7,663	0	0		0			0		52,688,000,000			0		52,688,000,000
Other comprehensive income/(expense), net of income tax	9,012,000,000	1,311	0	8,638,000,000		0			374,000,000		0			0		9,012,000,000
Total comprehensive income/(expense)	61,700,000,000		0	8,638,000,000		0			374,000,000		52,688,000,000			0		61,700,000,000
Final dividend			0	0		0			0		(463,000,000)			(10,830,000,000)		(11,293,000,000)
Interim dividend			0	0		0			0		(11,785,000,000)			0		(11,785,000,000)
Proposed final dividend	(15,221,000,000)		0	0		0			0		(15,221,000,000)			15,221,000,000		0
Disposal of investments in equity instruments at FVTOCI			0	0		0			0		(14,000,000)			0		(14,000,000)
Balance at end of year at Dec. 31, 2018	417,365,000,000	60,703	¥ 43,081,000,000	¥ (4,000,000,000)	[1]	¥ 70,000,000,000	[1]		¥ 4,478,000,000	[1]	¥ 288,585,000,000	[1]		¥ 15,221,000,000	[1]	¥ 417,365,000,000
Reserves	¥ 374,284,000,000	$ 54,437

[1]	These reserve accounts constitute the consolidated reserves of approximately RMB374, 284 million (2017: RMB336, 894 million) in the consolidated statement of financial position.
[2]	During the year ended December 31, 2017, CNOOC China Limited (the "CNOOC China"), the Company's wholly-owned subsidiary, appropriated RMB50, 000 million of the general reserve fund.